Inventories	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2018	2017
Finished goods	$190.3	$146.7
Work-in-process	8.1	6.5
Raw materials and supplies	65.3	57.5
Provision for obsolete finished goods and raw materials	(8.0)	(7.8)
Total inventories	$255.7	$202.9

As of 31 March 2018 and 2017, US$30.2 million and US$29.8 million, respectively, of the Company’s finished goods inventory balance was held at vendor managed inventory locations.